Note 12 - Financial Instruments designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets and liabilities designated at fair value through profit or loss
Financial Instruments designated at fair value through profit or loss
Financial assets and liabilities designated at fair value through profit or loss (Millions of euros)
	Notes	2018	2017	2016
ASSETS
Equity instruments			1.888	1.920
Unit-linked products			1.621	1.749
Other securities			266	171
Debt securities		1.313	174	142
Loans and advances		-	648	-
Total Assets	7.3.2	1.313	2.709	2.062
LIABILITIES
Deposits		976	-	-
Debt certificates		2.858	-	-
Other financial liabilities		3.159	2.222	2.338
Unit-linked products		3.159	2.222	2.338
Total Liabilities		6.993	2.222	2.338